Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Santander Corredora de Seguros Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary		Insurance brokerage
Main Activity		Santiago, Chile
Place of Incorporation and operation		99.75
Direct interest Owned		0.01%	0.01%	0.01%
Indirect interest Owned		99.76%	99.76%	99.76%
Total interest Owned			99.75%	99.75%
Santander Corredores De Bolsa Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary		Financial instruments brokerage
Main Activity		Santiago, Chile
Place of Incorporation and operation		50.59
Direct interest Owned		0.41%	0.41%	0.41%
Indirect interest Owned		51.00%	51.00%	51.00%
Total interest Owned			50.59%	50.59%
Santander Asesorias Financieras Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[1]	Securities brokerage
Main Activity	[1]	Santiago, Chile
Place of Incorporation and operation	[1]	99.03
Direct interest Owned	[1]
Indirect interest Owned	[1]	99.03%	99.03%	99.03%
Total interest Owned	[1]		99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary		Purchase of credits and issuance of debt instruments
Main Activity		Santiago, Chile
Place of Incorporation and operation		99.64
Indirect interest Owned		99.64%	99.64%	99.64%
Total interest Owned			99.64%	99.64%
Klare Corredora de Seguros S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[2]	Insurance brokerage
Main Activity	[2]	Santiago, Chile
Place of Incorporation and operation	[2]	50.10
Direct interest Owned	[2]
Indirect interest Owned	[2]	50.10%	50.10%	50.10%
Total interest Owned	[2]		50.10%	50.10%
Santander Consumer Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[3]	Financing
Main Activity	[3]	Santiago, Chile
Place of Incorporation and operation	[3]	51.00
Direct interest Owned	[3]
Indirect interest Owned	[3]	51.00%	51.00%	51.00%
Total interest Owned	[3]		51.00%	51.00%
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[4]	Card operator
Main Activity	[4]	Santiago, Chile
Place of Incorporation and operation	[4]	99.99
Direct interest Owned	[4]	0.01%	0.01%
Indirect interest Owned	[4]	100.00%	100.00%
Total interest Owned	[4]		99.99%

[1]	On December 18, 2019, Santander Agente de Valores Limitada changed its business name to Santander Asesorías Financieras Limitada and the company’s object, start offering financial advice.
[2]	On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage and supporting banking business company and thus is subject to banking regulations. The Banks owns the 50.10% of the company’s capital share.
[3]	On November 15, 2019, Financial Market Commission (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was completed on November 27, 2019.
[4]	On July 6, 2020, Banco Santander registered as a new subsidiary and business support company named “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A”.